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                                                                                                  OMB APPROVAL
                                         UNITED STATES                               ----------------------------------------
                                 SECURITIES AND EXCHANGE COMMISSION                     OMB Number:            3235-0456
APPENDIX I                           Washington, D.C.  20549                            Expires:         August 31, 2000
                                                                                             Estimated average burden
                                           FORM 24F-2                                   hours per response. . . . . . .1
                                                                                     ----------------------------------------
                                ANNUAL NOTICE OF SECURITIES SOLD
                                     PURSUANT TO RULE 24F-2

                    Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:
                                   M.S.B. FUND, INC.
                                   230 WEST MONROE STREET
                                   CHICAGO, IL 60606
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2.   The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list
     series or classes:                             [ X ]

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3. Investment Company Act File Number:             811-1273

    Securities Act File Number:                    2-22542

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4(a). Last day of the fiscal year for which this notice is filed:

                                DECEMBER 31, 2001

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4(b). [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).  (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [  ] Check box if this is the last time the issuer will be filing this Form.


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5.   Calculation of registration fee:

                (i) Aggregate sale price of securities sold during the fiscal
                      year pursuant to section 24(f):                                                               $679,258
                                                                                                         --------------------

                (ii) Aggregate price of securities redeemed or repurchased
                       during the fiscal year:                                                $3,803,232
                                                                                     --------------------

                (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
                       October 11, 1995 that were not previously used to reduce
                       registration fees payable to the Commission.                           $2,567,575
                                                                                     --------------------

                (iv) Total available redemption credits [Add items 5(ii) and 5(iii)]:                  -          $6,370,807
                                                                                                         --------------------

                (v) Net Sales - If item 5(i) is greater than item 5(iv)
                      [subtract Item 5(iv) from Item 5(i) ]                                                      ($5,691,549)
                                                                                                         --------------------

                -----------------------------------------------------------------------------------------
                (vi) Redemption credits available for use in future years - if               ($5,691,549)
                       Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv)       --------------------
                       from Item 5(i)]:
                -----------------------------------------------------------------------------------------

                (vii) Multiplier for determining registration fee  (See Instruction C.9):                           0.000092
                                                                                                         --------------------


                (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                        =               $0.00
                        (enter "0" if no fee is due):                                                    --------------------

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6.    Prepaid shares
                If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $3,978,291. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.      Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year
                (see Instruction D):
                                                                                                                          $0
                                                                                                         --------------------

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8.      Total of amount of the registration fee due plus any interest due [Line 5(viii) plus line 7].

                                                                                                                       $0.00
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                NA
                --------------


                Method of Delivery:
                                            [   ]  Wire Transfer
                                            [   ]  Mail or other means


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                                                         SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*
                             /s/ Nina Jackson
                             ---------------------------------------------------------------------------------

                             Nina Jackson, Treasurer
                             ---------------------------------------------------------------------------------

         Date   March 19, 2002
                ----------------------------

                * Please print the name and title of the signing officer below the signature.

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